CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Consolidated Statement Of Changes In Equity [Abstract]
Total comprehensive income attributable to owners of the parent	£ (45)	£ 1,373	£ 3,027
Total equity excluding non-controlling interests	£ 40,627	£ 40,678	£ 42,639